Brown Advisory Mortgage Securities Fund
Schedule of Investments
March 31, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES - 92.2%	Par	Value
Angel Oak Mortgage Trust, Series 2022-1, Class A1, 2.88%, 12/25/2066 (a)(b)	$2,192,254	$1,971,402
Fannie Mae Grantor Trust, Series 2017-T1, Class A, 2.90%, 06/25/2027	1,988,436	1,873,749
Fannie Mae Whole Loan
Series 2003-W10, Class 3A5, 4.30%, 06/25/2043	5,699	5,223
Series 2003-W12, Class 1A8, 4.55%, 06/25/2043	9,282	9,125
Series 2003-W12, Class 2A6, 5.00%, 06/25/2043	6,328	6,171
Series 2003-W12, Class 2A7, 4.68%, 06/25/2043	5,424	5,172
Series 2003-W12, Class 1A9, 4.48%, 06/25/2043	1,547	1,518
Federal Home Loan Mortgage Corp.
Pool 1G2249, 6.03% (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.78%), 10/01/2037	41,951	41,874
Pool 1H1348, 6.07% (1 yr. CMT Rate + 2.14%), 10/01/2036	13,267	13,619
Pool 1J0204, 5.12% (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.75%), 05/01/2035	17,854	17,706
Pool 1J1681, 5.73% (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.98%), 06/01/2037	20,593	20,792
Pool 1L1263, 4.91% (1 yr. CMT Rate + 2.25%), 03/01/2036	13,155	13,496
Pool 847727, 5.49% (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.74%), 02/01/2037	3,105	3,092
Pool A14256, 5.50%, 10/01/2033	32,253	32,976
Pool A46629, 5.00%, 08/01/2035	30,995	31,210
Pool B31891, 5.38%, 01/01/2037	62,878	64,045
Pool B31900, 5.38%, 02/01/2037	80,167	81,728
Pool B31934, 5.38%, 04/01/2037	39,721	40,494
Pool B31976, 5.10%, 05/01/2037	80,595	81,404
Pool C03427, 5.50%, 10/01/2039	253,284	258,982
Pool C53878, 5.50%, 12/01/2030	40,565	41,008
Pool C66421, 6.50%, 02/01/2032	45,594	46,681
Pool C91366, 4.50%, 04/01/2031	87,313	86,144
Pool C91826, 3.00%, 05/01/2035	341,867	317,263
Pool G04540, 6.00%, 08/01/2038	107,118	111,253
Pool G04655, 6.00%, 08/01/2038	95,180	98,854
Pool G08348, 5.00%, 06/01/2039	55,477	55,519
Pool G08828, 5.50%, 04/01/2048	73,837	75,539
Pool G20028, 7.50%, 12/01/2036	87,039	88,708
Pool G30932, 4.50%, 03/01/2034	101,490	100,227
Pool G31063, 3.50%, 11/01/2037	568,039	533,954
Pool K93349, 4.00%, 11/01/2035	216,825	208,445
Pool K93365, 3.50%, 11/01/2035	220,090	207,074
Pool N30530, 5.50%, 01/01/2029	30,729	30,862
Pool N70071, 6.00%, 06/01/2035	98,757	98,233
Pool N70078, 5.50%, 01/01/2033	136,354	134,451
Pool N70082, 6.00%, 07/01/2038	274,060	273,241
Pool QC5310, 3.00%, 08/01/2051	1,374,368	1,191,760
Pool QD5779, 3.00%, 01/01/2052	3,654,402	3,147,400
Pool QD7450, 3.00%, 03/01/2052	1,701,822	1,469,139
Pool QD7999, 4.00%, 03/01/2052	4,129,503	3,830,545
Pool QD9382, 4.00%, 04/01/2052	3,055,779	2,834,682
Pool QD9775, 4.00%, 04/01/2052	2,556,111	2,371,685
Pool QE0380, 2.50%, 04/01/2052	904,730	758,310
Pool QE0622, 2.00%, 04/01/2052	539,865	433,350
Pool QE0898, 4.50%, 04/01/2052	2,815,076	2,681,564
Pool QE2358, 3.50%, 05/01/2052	3,064,963	2,745,747
Pool QE3174, 3.50%, 06/01/2052	3,164,532	2,834,503
Pool QF0493, 5.50%, 09/01/2052	2,460,354	2,471,710
Pool QF0773, 5.50%, 09/01/2052	3,003,570	3,000,642
Pool RA6966, 2.00%, 03/01/2052	3,654,822	2,927,558
Pool RA7374, 3.00%, 05/01/2052	3,671,368	3,163,423
Pool RA7935, 5.00%, 09/01/2052	2,664,325	2,623,447
Pool SD0846, 2.50%, 02/01/2052	3,002,732	2,506,974
Pool SD1846, 4.50%, 10/01/2052	3,372,315	3,215,661
Pool SD3234, 2.50%, 12/01/2051	3,553,664	2,950,860
Pool SD3475, 5.50%, 08/01/2053	2,853,593	2,849,140
Pool SD3477, 6.50%, 08/01/2053	1,403,157	1,450,715
Pool SD8196, 3.50%, 02/01/2052	4,778,993	4,284,844
Pool T30346, 5.38%, 10/01/2037	68,708	69,975
Pool U30606, 5.10%, 09/01/2037	57,864	58,443
Pool U30653, 5.13%, 07/01/2037	46,732	47,583
Pool U30681, 5.10%, 09/01/2037	192,054	193,981
Pool U30800, 5.10%, 11/01/2037	69,984	70,686
Pool U31874, 5.38%, 04/01/2038	125,657	127,819
Pool U32470, 5.10%, 11/01/2038	81,454	82,270
Pool WA3311, 2.21%, 04/01/2038	3,159,008	2,328,674
Series 1843 Z, Class Z, 7.00%, 04/15/2026	100	100
Series 2517, Class Z, 5.50%, 10/15/2032	35,133	33,781
Series 2890, Class ZA, 5.00%, 11/15/2034	150,345	148,599
Series 2907, Class VZ, 4.50%, 05/15/2034	524,743	509,879
Series 3150, Class DZ, 5.50%, 05/15/2036	278,607	277,167
Series 3294, Class CB, 5.50%, 03/15/2037	160,329	163,130
Series 366, Class IO, Pool -, 4.00%, 08/15/2049 (c)	727,810	121,105
Series 4121, Class DH, 2.00%, 10/15/2042	762,158	542,354
Series 4888, Class AC, 3.50%, 01/15/2049	639,760	581,136
Series 4891, Class PA, 3.50%, 07/15/2048	106,118	102,288
Series 5080, Class PB, 1.25%, 03/25/2050	1,935,507	1,474,789
Series 5083, Class UB, 1.25%, 03/25/2051	2,586,526	1,940,364
Series Q006, Class APT2, 2.76%, 09/25/2026 (d)	444,363	424,264
Series Q007, Class APT1, 6.67%, 10/25/2047 (d)	642,893	641,493
Series Q010, Class APT1, 6.50%, 04/25/2046 (d)	71,100	71,602
Federal National Mortgage Association
Pool 257203, 5.00%, 05/01/2028	266,242	264,168
Pool 336422, 3.43% (3 Year CMT Rate + 2.30%), 10/01/2025	5,278	5,226
Pool 344903, 5.50%, 10/01/2025	1,529	1,560
Pool 356232, 6.50%, 01/01/2026	19,380	19,802
Pool 356329, 6.78% (1 yr. CMT Rate + 2.65%), 01/01/2027	24,303	24,106
Pool 363850, 5.50% (1 yr. CMT Rate + 2.13%), 04/01/2027	9,205	9,179
Pool 406380, 5.43% (1 yr. CMT Rate + 2.17%), 11/01/2027	15,607	15,554
Pool 406521, 4.90% (1 yr. CMT Rate + 2.52%), 05/01/2026	7,256	7,147
Pool 467095, 5.90%, 01/01/2041	564,103	600,403
Pool 470828, 3.53%, 03/01/2032	769,244	709,013
Pool 520478, 6.23% (1 yr. CMT Rate + 2.10%), 11/01/2029	22,873	22,724
Pool 628837, 6.50%, 03/01/2032	7,202	7,396
Pool 640225, 4.40% (1 yr. CMT Rate + 2.27%), 04/01/2032	11,764	11,472
Pool 642122, 4.40% (1 yr. CMT Rate + 2.27%), 03/01/2032	7,504	7,279
Pool 656181, 6.35% (1 yr. CMT Rate + 2.16%), 08/01/2031	25,248	25,003
Pool 662138, 6.30% (1 yr. CMT Rate + 2.30%), 09/01/2032	29,891	29,873
Pool 668309, 6.02% (1 yr. CMT Rate + 2.02%), 11/01/2032	20,744	20,643
Pool 723313, 6.54% (1 yr. CMT Rate + 2.54%), 09/01/2031	26,984	26,964
Pool 741373, 6.41% (1 yr. CMT Rate + 2.28%), 12/01/2033	14,933	14,868
Pool 744805, 5.27% (Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month + 1.52%), 11/01/2033	22,133	21,941
Pool 745626, 5.53% (1 yr. CMT Rate + 2.14%), 05/01/2036	16,142	16,110
Pool 745818, 6.50%, 09/01/2036	61,450	63,078
Pool 751498, 6.34% (1 yr. CMT Rate + 2.22%), 11/01/2033	6,719	6,668
Pool 764342, 5.90% (Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month + 1.52%), 02/01/2034	23,060	22,981
Pool 774969, 5.28% (1 yr. CMT Rate + 2.28%), 04/01/2034	23,722	23,785
Pool 783554, 6.21% (1 yr. CMT Rate + 2.21%), 07/01/2034	95,454	95,431
Pool 819649, 4.88% (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.52%), 03/01/2035	2,670	2,661
Pool 830970, 6.08% (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.83%), 08/01/2035	2,947	2,916
Pool 836715, 6.02% (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.77%), 10/01/2035	44,946	44,952
Pool 837329, 6.04% (1 yr. CMT Rate + 2.04%), 09/01/2035	19,254	19,248
Pool 842006, 4.25%, 10/01/2035	100,461	97,412
Pool 850232, 4.25%, 12/01/2035	216,301	209,497
Pool 865849, 5.94% (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.54%), 03/01/2036	10,526	10,498
Pool 868568, 5.05% (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.72%), 04/01/2036	13,237	13,256
Pool 872895, 6.13% (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.88%), 06/01/2036	3,936	3,921
Pool 877009, 6.42% (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 2.38%), 03/01/2036	7,651	7,757
Pool 882017, 5.31% (Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month + 1.56%), 05/01/2036	32,544	32,254
Pool 886163, 6.08% (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.83%), 07/01/2036	14,844	14,780
Pool 889829, 5.00%, 07/01/2035	31,126	31,301
Pool 896838, 5.45%, 07/01/2036	204,414	201,780
Pool 922680, 5.91% (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.91%), 11/01/2035	15,730	16,216
Pool 930507, 6.50%, 02/01/2039	80,682	82,310
Pool 941050, 5.95% (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.70%), 08/01/2037	24,601	24,417
Pool 950382, 6.70% (Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month + 1.14%), 08/01/2037	30,474	31,008
Pool 952835, 6.35% (1 yr. CMT Rate + 2.32%), 09/01/2037	28,439	29,063
Pool 955233, 6.50%, 12/01/2037	64,638	67,749
Pool 957502, 3.98%, 07/01/2029	272,800	271,671
Pool 958720, 5.65%, 10/01/2028	747,983	773,021
Pool 995521, 5.32% (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.82%), 05/01/2037	25,740	25,524
Pool AB0577, 4.00%, 03/01/2036	181,168	170,472
Pool AD0100, 7.00%, 12/01/2038	184,386	191,893
Pool AD0427, 5.50%, 10/01/2039	134,052	136,898
Pool AD0941, 5.50%, 04/01/2040	191,870	195,943
Pool AH8447, 5.50%, 04/01/2041	262,173	267,980
Pool AI4717, 4.50%, 07/01/2031	978,204	959,625
Pool AL0407, 6.50%, 04/01/2039	171,545	174,718
Pool AL0898, 5.00%, 02/01/2031	47,851	47,626
Pool AL7654, 3.00%, 09/01/2035	380,600	351,949
Pool AN8842, 3.32%, 04/01/2028	150,000	142,331
Pool AN9202, 3.32%, 05/01/2025	1,000,000	975,784
Pool AN9931, 4.24%, 08/01/2048	991,725	889,737
Pool AS1429, 4.00%, 12/01/2043	178,456	169,175
Pool AS2249, 4.00%, 04/01/2039	1,244,384	1,182,778
Pool AV7739, 4.00%, 01/01/2044	228,661	218,687
Pool AW6485, 4.00%, 06/01/2044	130,615	124,320
Pool AW9534, 4.00%, 03/01/2045	267,681	255,604
Pool AY0382, 4.00%, 11/01/2044	181,653	174,402
Pool AZ4154, 4.00%, 06/01/2045	114,569	109,721
Pool AZ7828, 4.00%, 08/01/2045	834,133	790,356
Pool BA3674, 4.50%, 10/01/2045	496,792	485,043
Pool BC1738, 4.50%, 09/01/2043	217,318	213,150
Pool BC6366, 4.50%, 02/01/2046	310,934	304,979
Pool BD1241, 4.50%, 05/01/2046	188,634	183,824
Pool BD5189, 4.50%, 07/01/2046	553,077	539,887
Pool BD8599, 4.50%, 11/01/2046	164,798	161,642
Pool BH7686, 4.50%, 12/01/2047	200,546	193,760
Pool BJ8287, 4.50%, 01/01/2048	322,733	313,897
Pool BK5105, 5.50%, 05/01/2048	270,017	273,284
Pool BK8032, 5.50%, 06/01/2048	371,823	376,323
Pool BL0387, 4.28%, 05/01/2028	2,668,921	2,614,665
Pool BN4921, 5.50%, 01/01/2049	103,903	104,840
Pool BN4936, 5.50%, 12/01/2048	179,980	181,807
Pool BP5419, 3.00%, 05/01/2050	2,378,301	2,100,861
Pool BQ3248, 2.00%, 11/01/2050	2,770,431	2,209,705
Pool BQ6307, 2.00%, 11/01/2050	1,333,236	1,063,178
Pool BR5634, 2.00%, 03/01/2051	791,791	636,343
Pool BV4128, 2.00%, 03/01/2052	3,722,806	2,955,795
Pool BV4532, 3.50%, 03/01/2052	2,649,218	2,378,122
Pool BW0025, 4.00%, 07/01/2052	720,854	670,174
Pool CB2539, 2.50%, 01/01/2052	2,957,166	2,477,360
Pool CB2548, 2.50%, 01/01/2052	2,934,529	2,443,188
Pool CB2909, 3.50%, 02/01/2052	2,526,068	2,270,413
Pool CB3103, 2.50%, 03/01/2052	3,863,736	3,256,632
Pool DA0025, 6.00%, 09/01/2053	2,507,803	2,600,311
Pool DA4870, 6.50%, 01/01/2054	3,084,075	3,152,016
Pool FM8754, 3.00%, 09/01/2051	3,625,733	3,135,335
Pool FM9760, 3.50%, 11/01/2051	4,216,504	3,791,643
Pool FM9973, 3.00%, 08/01/2051	2,603,170	2,268,756
Pool FS0031, 2.50%, 10/01/2051	3,060,343	2,532,077
Pool FS0348, 2.00%, 01/01/2052	3,187,848	2,560,845
Pool FS0731, 2.00%, 02/01/2052	1,034,630	831,523
Pool FS0832, 3.50%, 03/01/2052	2,679,457	2,409,252
Pool FS0922, 3.50%, 03/01/2052	1,409,309	1,263,698
Pool FS0945, 4.00%, 03/01/2052	3,869,366	3,590,958
Pool FS1480, 2.50%, 11/01/2051	433,364	361,374
Pool FS1521, 3.00%, 04/01/2052	3,502,994	3,059,215
Pool FS3607, 2.50%, 02/01/2037	3,023,626	2,756,896
Pool FS4862, 2.50%, 10/01/2051	3,508,604	2,914,507
Pool FS5314, 2.00%, 05/01/2052	3,725,385	2,958,274
Pool FS5458, 5.50%, 08/01/2053	2,989,503	2,975,615
Pool FS6744, 2.50%, 10/01/2051	3,353,604	2,827,008
Pool MA3208, 4.50%, 10/01/2037	1,358,004	1,335,661
Pool MA4208, 2.00%, 12/01/2050	951,013	758,452
Pool MA4492, 2.00%, 12/01/2051	1,126,203	893,602
Pool MA4565, 3.50%, 03/01/2052	1,838,569	1,653,158
Series 1996-23, Class G, 6.50%, 07/25/2026	266	265
Series 2001-80, Class Z, 6.00%, 01/25/2032	75,740	74,913
Series 2003-71, Class MB, 5.50%, 08/25/2033	232,530	235,627
Series 2005-110, Class GL, 5.50%, 12/25/2035	520,877	529,273
Series 2005-73, Class EZ, 5.50%, 08/25/2035	1,367,254	1,347,131
Series 2006-112, Class QC, 5.50%, 11/25/2036	744,335	754,878
Series 2006-21, Class Z, 5.50%, 04/25/2036	238,527	237,084
Series 2006-M2, Class A2A, 5.27%, 10/25/2032 (d)	113,076	112,254
Series 2007-22, Class A, 5.50%, 03/25/2037	334,443	342,560
Series 2008-2, Class PH, 5.50%, 02/25/2038	418,000	417,221
Series 2009-20, Class DS, 1.97% (-1 x 30 day avg SOFR US + 7.29%), 04/25/2039 (c)(e)	527,051	63,652
Series 2012-10, Class UF, 5.98% (30 day avg SOFR US + 0.66%), 02/25/2042	45,938	45,488
Series 2012-139, Class HI, 2.50%, 12/25/2027 (c)	419,094	12,182
Series 2012-27, Class PI, 4.50%, 02/25/2042 (c)	566,940	43,414
Series 2012-65, Class HJ, 5.00%, 07/25/2040	880,680	879,367
Series 2013-15, Class QI, 3.00%, 03/25/2028 (c)	31,910	1,191
Series 2013-34, Class IG, 3.00%, 05/25/2042 (c)	259,283	24,702
Series 2014-8, Class IQ, 4.00%, 03/25/2034 (c)	1,046,419	114,279
Series 2015-40, Class LI, 4.50%, 03/25/2045 (c)	319,196	57,000
Series 2018-86, Class JA, 4.00%, 05/25/2047	160,459	154,352
Series 2019-37, Class IM, 5.00%, 07/25/2049 (c)	795,940	107,445
Series 2021-95, Class WI, 0.25%, 02/25/2035 (c)(d)	5,600,515	234,022
Federal National Mortgage Association, TBA
2.00%, 04/15/2054	20,900,000	16,538,176
6.00%, 04/15/2054	3,000,000	3,027,781
6.50%, 04/15/2054	1,400,000	1,430,484
2.50%, 04/15/2054	1,200,000	992,034
Pool 000TBA, 5.00%, 04/15/2054	4,710,000	4,596,110
FREMF Mortgage Trust
Series 2019-KF73, Class B, 7.88% (30 day avg SOFR US + 2.56%), 11/25/2029 (a)	627,773	588,265
Series 2020-KF74, Class B, 7.58% (30 day avg SOFR US + 2.26%), 01/25/2027 (a)	490,858	471,550
Ginnie Mae I Pool
Pool 589694, 4.50%, 08/15/2029	612,636	601,810
Pool 623145, 5.50%, 10/15/2028	125,636	128,276
Pool 728157, 3.75%, 11/15/2029	20,515	19,798
Pool 728160, 5.25%, 11/15/2024	5,468	5,447
Pool 784315, 6.00%, 06/15/2036	26,337	26,711
Ginnie Mae II Pool
Pool 3160, 6.00%, 11/20/2031	214,955	221,218
Pool 3489, 6.00%, 12/20/2033	304,046	316,381
Pool 4194, 5.50%, 07/20/2038	104,107	107,161
Pool 770225, 4.25%, 08/20/2031	185,383	181,231
Pool 770226, 4.75%, 09/20/2036	183,822	181,462
Pool 782173, 5.50%, 05/20/2035	162,409	167,462
Pool AC0521, 5.50%, 05/20/2042	524,031	536,546
Pool BM9287, 4.00%, 08/20/2049	856,392	805,790
Pool BT1891, 2.50%, 12/20/2050	1,090,994	902,565
Pool CJ2171, 4.00%, 05/20/2052	1,657,206	1,619,601
Pool MA6994, 2.00%, 11/20/2050	1,680,835	1,378,044
Pool MA7106, 2.00%, 01/20/2036	587,003	526,694
Pool MA7164, 2.00%, 02/20/2036	574,611	515,587
Pool MA7471, 2.00%, 07/20/2051	3,555,723	2,915,090
Pool MA7834, 6.00%, 01/20/2052	348,420	363,491
Pool MA8642, 2.50%, 02/20/2053	3,270,137	2,789,129
Government National Mortgage Association
Series 2004-93, Class PD, 5.00%, 11/16/2034	312,177	310,444
Series 2006-40, Class B, 6.00%, 08/20/2036	55,307	55,386
Series 2010-105, Class IB, 4.50%, 01/16/2040 (c)	544,743	49,076
Series 2011-127, Class C, 3.50%, 03/16/2047 (d)	40,271	39,913
Series 2011-156, Class PM, 2.00%, 04/20/2040	682,000	530,850
Series 2011-2, Class DP, 5.46%, 03/20/2039 (d)	409,791	413,575
Series 2012-143, Class IC, 5.00%, 10/16/2041 (c)	885,380	139,892
Series 2012-52, Class WA, 6.19%, 04/20/2038 (d)	330,825	337,347
Series 2012-97, Class GB, 2.00%, 08/16/2042	831,612	658,731
Series 2013-168, Class IA, 2.50%, 11/16/2028 (c)	177,829	5,171
Series 2013-86, Class IA, 5.00%, 06/20/2043 (c)	475,851	52,303
Series 2014-135, Class IO, 0.41%, 01/16/2056 (c)(d)	1,071,035	21,075
Series 2014-6, Class IG, 4.50%, 01/16/2044 (c)	324,885	40,436
Series 2015-172, Class IO, 0.62%, 03/16/2057 (c)(d)	983,931	20,216
Series 2016-112, Class AW, 6.97%, 12/20/2040 (d)	186,046	193,439
Series 2016-12, Class KI, 5.00%, 09/20/2038 (c)	597,144	76,697
Series 2016-40, Class IO, 0.59%, 07/16/2057 (c)(d)	1,977,661	43,269
Series 2016-56, Class IO, 0.97%, 11/16/2057 (c)(d)	1,296,363	53,837
Series 2016-68, Class IC, 6.00%, 01/20/2040 (c)(d)	419,649	55,908
Series 2016-98, Class IO, 0.84%, 05/16/2058 (c)(d)	1,979,423	79,036
Series 2017-103, Class IM, 5.00%, 06/20/2043 (c)	706,404	89,260
Series 2017-167, Class SE, 0.76% (-1 x 1 mo. Term SOFR + 6.09%), 11/20/2047 (c)(e)	1,833,906	207,234
Series 2017-83, Class ID, 7.00%, 01/20/2039 (c)	316,670	36,444
Series 2017-83, Class IK, 6.00%, 05/20/2040 (c)	736,554	129,697
Series 2018-127, Class PB, 3.00%, 09/20/2047	269,086	248,099
Series 2018-153, Class QA, 3.50%, 11/20/2048	441,170	413,413
Series 2018-166, Class AB, 4.00%, 10/20/2047	457	455
Series 2018-36, Class LI, 5.00%, 03/20/2048 (c)	1,843,931	257,749
Series 2019-162, Class KB, 2.00%, 12/20/2049	579,422	360,752
Series 2021-125, Class UL, 1.50%, 07/20/2051	1,840,294	1,346,509
Series 2021-160, Class DK, 2.00%, 09/20/2051	1,049,804	692,955
Series 2021-177, Class KD, 2.00%, 10/20/2051	1,791,418	1,353,862
Series 2021-50, Class PL, 1.25%, 03/20/2051	552,000	243,956
Series 2022-9, Class CD, 2.00%, 01/20/2052	2,515,250	1,950,077
Government National Mortgage Association, TBA
2.50%, 04/15/2054	11,270,000	9,600,360
3.00%, 04/15/2054	10,305,000	9,089,093
2.00%, 04/15/2054	7,900,000	6,473,460
4.50%, 04/15/2054	5,490,000	5,275,808
5.00%, 04/15/2054	4,605,000	4,526,314
3.50%, 04/15/2054	3,300,000	3,003,111
Seasoned Credit Risk Transfer Trust, Series 2017-1, Class M1, 4.00%, 01/25/2056 (a)(d)	95,331	94,803
United States Small Business Administration, Pool 522053, 9.14% (Prime Rate + 0.64%), 05/25/2026	110,069	109,281
TOTAL MORTGAGE-BACKED SECURITIES (Cost $275,775,658)		259,912,495

ASSET-BACKED SECURITIES - 11.7%
American Express Travel Related Services Co., Inc., Series 2022-2, Class A, 3.39%, 05/15/2027	3,500,000	3,428,899
American Homes 4 Rent Trust
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (a)	2,247,911	2,210,455
Series 2015-SFR1, Class A, 3.47%, 04/17/2052 (a)	303,289	296,741
Series 2015-SFR2, Class C, 4.69%, 10/17/2052 (a)	250,000	245,454
Series 2015-SFR2, Class A, 3.73%, 10/17/2052 (a)	209,224	204,114
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/2026	1,404,000	1,327,878
CarMax Auto Owner Trust
Series 2021-2, Class C, 1.34%, 02/16/2027	1,505,000	1,429,834
Series 5.72000, Class A2A, 5.72%, 11/16/2026	2,923,058	2,927,403
CNH Equipment Trust, Series 2023-B, Class A2, 5.90%, 02/16/2027	4,400,000	4,411,223
Dext ABS LLC
Series 2021-1, Class B, 1.76%, 02/15/2028 (a)	380,000	360,951
Series 2021-1, Class A, 1.12%, 02/15/2028 (a)	285,278	279,982
FHF Trust
Series 2021-1A, Class A, 1.27%, 03/15/2027 (a)	170,184	166,542
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	304,272	295,824
Ford Credit Auto Owner Trust, Series 2023-C, Class A2A, 5.68%, 09/15/2026	1,875,000	1,878,387
John Deere Owner Trust
Series 2023-B, Class A2, 5.59%, 06/15/2026	2,688,014	2,689,962
Series 2023-C, Class A2, 5.76%, 08/17/2026	2,740,000	2,743,617
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 02/26/2029 (a)	412,620	400,595
PFS Financing Corp, Series 2021-A, Class A, 0.71%, 04/15/2026 (a)	1,505,000	1,501,871
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A2A, 5.28%, 05/15/2026	1,126,551	1,125,286
Series 2024-A, Class A3, 4.83%, 10/16/2028	2,000,000	1,993,528
Verizon Master Trust
Series 2021-1, Class A, 0.50%, 05/20/2027	1,500,000	1,489,252
Series 2022-4, Class A, 3.40%, 11/20/2028	1,500,000	1,467,966
TOTAL ASSET-BACKED SECURITIES (Cost $33,300,213)		32,875,764

MUNICIPAL BONDS - 0.1%
Colorado Health Facilities Authority, 2.80%, 12/01/2026	435,000	411,026
TOTAL MUNICIPAL BONDS (Cost $435,000)		411,026

SHORT-TERM INVESTMENTS - 19.7%
Money Market Funds - 6.3%	Shares
First American Government Obligations Fund - Class Z, 5.19%(f)	17,651,637	17,651,637

U.S. Treasury Bills - 13.4%	Par
5.20%, 04/23/2024(g)	38,000,000	37,877,735
TOTAL SHORT-TERM INVESTMENTS (Cost $55,528,861)		55,529,372

TOTAL INVESTMENTS - 123.7% (Cost $365,039,732)		$348,728,657
Liabilities in Excess of Other Assets - (23.7)%		(66,922,069)
TOTAL NET ASSETS - 100.0%		$281,806,588

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury Rate
SOFR - Secured Overnight Financing Rate
TBA - To be Announced

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)	Step coupon bond. The rate disclosed is as of March 31, 2024.
(c)	Interest only security.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2024.

(e)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(f)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(g)	The rate shown is the effective yield.

Schedule of Open Futures Contracts
March 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	63	06/18/2024	$7,153,101	$7,220,391	$67,290
U.S. Treasury 10 Year Notes	56	06/18/2024	6,167,124	6,204,625	37,501
U.S. Treasury 5 Year Note	11	06/28/2024	1,175,700	1,177,172	1,472
					$106,263
					–
Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	(57)	06/28/2024	$(11,678,648)	$(11,655,610)	$23,038
U.S. Treasury Long Bonds	(28)	06/18/2024	(3,295,405)	(3,372,250)	(76,845)
U.S. Treasury Ultra Bonds	(26)	06/18/2024	(3,256,032)	(3,354,000)	(97,968)
					$(151,775)
Total Unrealized Appreciation (Depreciation)					$(45,512)

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments

	Level 1	Level 2	Level 3
Mortgage-Backed Securities	–	259,912,495	–
Asset-Backed Securities	–	32,875,764	–
Municipal Bonds	–	411,026	–
Money Market Funds	17,651,637	–	–
U.S. Treasury Bills	–	37,877,735	–
Total Investments	17,651,637	331,077,020	–

Futures Contracts– Long*	106,263	–	–
Futures Contracts – Short*	(151,775)	–	–
Total Unrealized Appreciation (Depreciation) on Futures Contracts	(45,512)

* Represents the net unrealized appreciation (depreciation) as of March 31, 2024.